Property, Equipment and Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Property, Equipment and Deposits [Abstract]
Schedule of Property, Equipment and Deposits, Net

Property, equipment and deposits, net consists of the following:

	Dec 31, 2024	Dec 31, 2023
Rental vehicles	26,747,580	30,262,689
Furniture and fixtures	1,290,201	1,175,335
Leasehold improvements	798,889	671,391
Less: Accumulated depreciation	(23,343,499)	(18,583,416)
Total property and equipment, net	5,493,171	13,525,999
Vehicle deposits	--	5,476
Total property, equipment and deposits, net	5,493,171	13,531,475

Schedule of Depreciation Expenses

The following table summarizes the depreciation expenses recorded in the consolidated statement of operations for the years ended at December 31, 2024, 2023 and 2022:

	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

Cost of revenue	7,957,267	9,347,183	8,456,349
General and administrative expenses	435,370	599,261	561,974
Total depreciation	8,392,637	9,946,444	9,018,323